Major Events in the Period and Events After the Period - Additional Information (Details)										1 Months Ended			5 Months Ended	12 Months Ended
	Dec. 22, 2021 EUR (€) shares	Dec. 16, 2021 EUR (€)	Sep. 01, 2021 EUR (€) shares	Apr. 06, 2021 EUR (€) shares	Mar. 02, 2021 EUR (€) shares	Feb. 04, 2021 EUR (€) shares	Jan. 25, 2021 EUR (€) euroPerBond oCEANE	Nov. 23, 2020 euroPerBond oCEANE	Oct. 16, 2017 euroPerBond oCEANE	Nov. 30, 2021 EUR (€)	Jun. 30, 2021 EUR (€) bank	Jan. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) employee shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) loan shares	Dec. 31, 2020 EUR (€) employee shares	Dec. 31, 2019 EUR (€) shares	Dec. 01, 2021 EUR (€)	Nov. 23, 2021 EUR (€)	Jul. 31, 2021 EUR (€)	Jun. 24, 2021 EUR (€)	Jun. 30, 2020 employee	Dec. 31, 2018 EUR (€)
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Contract costs recognized													€ 9,700,000		€ 3,300,000	€ 25,400,000
Expense of restructuring activities															142,000	5,308,000	€ 0
Impairment loss															196,000	990,000
Increase in capital															(59,680,000)	11,129,000	356,000
Property, plant and equipment													€ 11,648,000		€ 9,015,000	€ 11,648,000	€ 16,453,000						€ 7,765,000
Number of shares outstanding | shares													38,888,379		49,815,489	38,888,379	38,858,617
Fee and commission expense															€ 2,303,000	€ 745,000
Clinical Trial Recruitment Period															18 months
Number of shares issued during period (in shares) | shares	3,985,239
+ Proceeds from issue of share capital (net)	€ 28,000,000														€ 27,972,000	7,000	€ 126,486,000
Genfit | Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Proportion of ownership interest in associate (as a percent)															8.00%
Genoscience Pharma
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Milestone payments		€ 50,000,000
Contingent milestone payments		€ 20,000,000
Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Contract liabilities															€ 40,000,000			€ 120,000,000
Revenue from contracts with customers															€ 80,000,000
Number of shares issued during period (in shares) | shares															3,985,239
Payment from collaboration, up-front cash payment, VAT															€ 24,000,000
+ Proceeds from issue of share capital (net)															28,000,000
Ipsen | Collaboration and License Agreement
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Revenue from collaboration, potential milestone payments															€ 360,000,000
Royalty income, percent of collaborative sales															20.00%
Genoscience Pharma
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Percentage of voting equity interests acquired		10.00%
Proceeds from issue of ordinary shares		€ 3,100,000
PSE
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Provision recognized for closing costs													€ 1,326,000			€ 1,326,000
Restructuring provision
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Entity number of employees | employee													130			130						203
Unused provision reversed, other provisions															€ 352,000
Restructuring provision | PSE
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Other provisions													€ 523,000		171,000	€ 523,000
Unused provision reversed, other provisions															352,000
Provision used, other provisions															189,000
RESOLVE-IT trial
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Non-current provision closing cost																378,000
Other provisions															12,000
Reversal of provisions for cost of restructuring															366,000
Provision used, other provisions															265,000
Impairment
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Property, plant and equipment													€ (2,172,000)		(699,000)	€ (2,172,000)	€ 0						€ 0
Impairment | Fixtures And Fittings Premises
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Property, plant and equipment															(596,000)
OCEANE
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Extension of maturity								3 years
Buyback amount							€ 47,480,000
Accrued interest portion of buyback amount (in EUR per share) | euroPerBond							0.30
Number of debt instruments issued | oCEANE							2,895,260	3,048,780	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond							16.40	16.40	29.60
Debt component of a new amended OCEANE (in EUR per bond) | euroPerBond							24.12
Payment for partial buyback							€ 47,500,000
New shares created (in shares) | shares			55,000	1,191,250	2,658,312
Reduction in financial debt			€ 200,000	€ 5,200,000	€ 11,660,000	€ 13,320,000
Number of shares outstanding | shares												1,923,662
Buyback of debt instruments, shareholder voting percentage to extend maturity term												98.00%
Conversion / exchange premium								550.00%				550.00%				100.00%
Issued capital, ordinary shares												€ 11,457,562.5			€ 12,453,872.25
Number of shares issued and fully paid | shares												45,830,250			49,815,489
Maximum dilution of convertible instruments, percentage															18.00%
Number of shares issued during period (in shares) | shares						3,037,309
Pret Garanti Par L etat (PGE) Bancaire
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
New debt recognized															€ 10,958,000
Nominal amount of the loan											€ 11,000,000									€ 2,000,000	€ 11,000,000
Number Of Commercial Banks | bank											4
Borrowings, Term															1 year
Borrowings, Optional Repayment Term															6 years
Subsidized Loan
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
New debt recognized															€ 2,250,000
Nominal amount of the loan										€ 2,300,000									€ 2,250,000
Borrowings, Term										6 years
Loans Granted in Context of COVID-19
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
New debt recognized															€ 15,300,000
Number Of Bank Loans | loan															3
Leased equipment
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Impairment loss																€ 503,000
Right of use asset															€ 62,000
Owned equipment
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Impairment loss																363,000
Property, plant and equipment															€ 25,000
Rights of Use of Leased Premised
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Impairment loss																€ 1,275,000
Forecast
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Contract costs recognized														€ 500,000